Financial Risk Management - Credit Risk - Related Derivative Contract Counterparties (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total derivative assets	$ 168.2	$ 126.7
Impact of net settlement arrangements	(83.4)	(38.6)
Fair value of collateral deposited for the benefit of the company	(17.9)	(39.1)
Excess collateral pledged by the company in favour of counterparties	26.1	9.0
Initial margin not held in segregated third party custodian accounts	2.0	8.2
Net derivative counterparty exposure after net settlement and collateral arrangements	$ 95.0	$ 66.2